Share Capital	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Share Capital

10. Share Capital

The Company was incorporated on December 11, 2007 with authorized share capital of 500 shares of common stock with a par value of $0.001 per share. On May 9, 2008, the Company's Articles of Incorporation were amended. Under the amended Articles of Incorporation, the Company's authorized capital stock consists of 200,000,000 shares of common stock with a par value of $0.001 per share, of which 54,500,000 shares were issued prior to the listing of the Company's common stock on the NYSE, which was completed on June 3, 2008, and 20,000,000 shares of preferred stock with a par value of $0.01 per share, none of which has been issued and is outstanding. In connection with the IPO process, Vorini Holdings sold 10,000,000 shares of common stock of the Company of a par value of $0.001 per share at a price of $19 per share. No proceeds were paid to the Company.

In March 2010, the Company successfully completed a public offering, whereby 10,350,000 shares of common stock of Safe Bulkers were issued and sold at a price of $7 per share, and a private placement, whereby 1,000,000 shares of common stock of Safe Bulkers were issued and sold to Vorini Holdings. The net proceeds of the public offering and the private placement were $74,967, net of underwriting discount of $3,150 and offering expenses of $861.

In April 2011, the Company successfully completed a public offering, whereby 5,000,000 shares of common stock of Safe Bulkers were issued and sold at a price of $8.4 per share. The net proceeds of the public offering were $39,637, net of underwriting discount of $2,100 and offering expenses of $263.

In March 2012, the Company successfully completed a public offering, whereby 5,750,000 shares of common stock of Safe Bulkers were issued and sold at a price of $6.5 per share. The net proceeds of the public offering were $35,237, net of underwriting discount of $1,869 and offering expenses of $268.

Pursuant to an arrangement approved by the Company's shareholders' and the corporate governance, nominating and compensation committee effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company's common stock on the last trading day prior to the end of each quarter in which services were provided and are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2011 and 2012, 7,705 shares and 9,767 shares, respectively, were issued to the audit committee chairman.

Pursuant to an arrangement approved by the Company's shareholders and the corporate governance, nominating and compensation committee, effective January 1, 2010, the independent directors of the Company other than the audit committee chairman each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above. During the years ended December 31, 2011 and 2012, 7,704 shares and 9,768 shares, respectively were issued to the independent directors of the Company other than the audit committee chairman.